Unit-Based Compensation	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Unit-Based Compensation	Unit-Based Compensation
In June 2020, a total of 29,595 common units, with an aggregate value of $0.4 million, were granted to the non-management directors of the General Partner as part of their annual compensation for 2020. These common units were fully vested upon grant. During 2019 and 2018, the Partnership awarded 35,419 and 17,498 common units, respectively, as compensation to non-management directors. The awards were fully vested in March 2019 and March 2018, respectively. The compensation to the non-management directors is included in general and administrative expenses on the Partnership’s consolidated statements of income.

During 2020, 2019 and 2018, the Partnership granted 243,940, 80,100 and 62,283 restricted units awards, respectively, with grant date fair values of $3.1 million, $1.2 million and $1.2 million, respectively, to certain of the Partnership’s employees and to certain employees of Teekay Corporation’s subsidiaries who provide services to the Partnership, based on the Partnership’s closing common unit price on the grant date. Each restricted unit is equal in value to one of the Partnership's common units plus reinvested distributions from the grant date to the vesting date. The restricted units awards vest equally over three years from the grant date. Any portion of a restricted unit award that is not vested on the date of a recipient’s termination of service is canceled, unless their termination arises as a result of the recipient’s retirement, and in this case, the restricted unit award will continue to vest in accordance with the vesting schedule. Upon vesting, the value of the restricted unit awards is paid to each recipient in the form of common units, net of withholding tax. During the years ended December 31, 2020, 2019 and 2018, the Partnership recorded an expense of $2.1 million, $1.6 million, and $1.3 million, respectively, related to the restricted units and common units.